PROPERTY, EQUIPMENT AND SOFTWARE, NET - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Depreciation and amortization of property, equipment and software	$ 68,626	¥ 400,000	¥ 2,778,778	¥ 3,650,261
Gain (Loss) on Disposition of Property Plant Equipment	$ 10,000	¥ 30,000	¥ 2,200,000	¥ 200,000